COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
Future Minimum Payments Under Non-cancelable Operating Leases with Initial Terms of One-Year or More

Future minimum payments under non-cancelable operating leases with initial terms of one-year or more consist of the following at December 31, 2011:

	RMB	US$
	(In thousands)
2012	498,853	79,260
2013	379,692	60,327
2014	242,967	38,603
2015	183,288	29,122
2016	145,527	23,122
Thereafter	47,635	7,568

	1,497,962	238,002